10. Short-Term Borrowings (Details Narrative) $ in Thousands	Dec. 31, 2015 USD ($) contract	Dec. 31, 2014
Short-term Debt [Line Items]
Short term borrowings	$ 20,052
Average interest rate	3.97%	3.97%
Federal Home Loan Bank Borrowings [Member]
Short-term Debt [Line Items]
Short term borrowings	$ 20,000
Number of Secured loans | contract	2
Federal Home Loan Bank Borrowings [Member] | Minimum [Member]
Short-term Debt [Line Items]
Interest rate	3.84%
Federal Home Loan Bank Borrowings [Member] | Maximum [Member]
Short-term Debt [Line Items]
Interest rate	4.34%